Employee benefits - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Wages, salaries, and other short-term employee benefits	$ 156,595	$ 116,804	$ 157,011
Social security and other social benefits / Short-term employee benefits	55,916	49,828	44,255
Post-employment benefits	29,398	26,948	29,523
Share-based compensation	9,149	9,841	4,867
Termination benefits	4,233	5,727	0
Total employee benefits	255,291	209,148	235,656
Executive Management Team (“EMT”) And Managing Directors
Disclosure of defined benefit plans [line items]
Social security and other social benefits / Short-term employee benefits	8,794	5,711	6,205
Post-employment benefits	712	656	907
Share-based compensation	1,436	1,430	1,829
Termination benefits	4,232	5,727	0
Total employee benefits	$ 15,174	$ 13,524	$ 8,941